SCHEDULE OF CLIENT FUND ASSET AND CLIENT FUNDS PAYABLE (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Restricted cash — client funds (segregated)			$ 5,813,888	$ 11,526,789
Client funds payable – liability	$ (7,699,708)	$ (28,339,255)	(5,813,888)	(11,526,789)
Net impact on stockholders’ equity